OWC Pharmaceutical Research Corp. - Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Operations
Revenues	$ 0	$ 0
Selling, general and administrative expenses	4,873,223	231,336
Research and development	160,325	0
Loss from operations	(5,033,548)	(231,336)
Interest expense	(3,185)	(15,941)
Interest income	94	0
Amortization of debt discount	(34,034)	(71,033)
Total costs and expenses	(37,125)	(86,974)
Loss loss before income taxes	(5,070,673)	(318,310)
Net loss	$ (5,070,673)	$ (318,310)
Basic and diluted net loss	$ (0.10)	$ (0.02)
Weighted average shares outstanding (basic and diluted)	52,209,962	18,981,066